Geographical Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Geographical Segmented Information [Abstract]
Schedule of identifiable assets by geographic segments
	Restricted deposits	Deposits	Goodwill	Property and equipment	Intangible assets

December 31, 2021
Canada	$9,068	$-	$-	$-	$-
USA	-	100,000	6,580,660	326,945	9,172,507

	$9,068	$100,000	6,580,660	$326,945	$9,172,507

December 31, 2020
Canada	$8,851	$-	$-	$34,115	$-
USA	-	98,393	-	447,746	1,737,416

	$8,851	$98,393	-	$481,861	$1,737,416